COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
LITIGATION AND CLAIMS
2022 (remaining)	$ 27	$ 108
2023	112	112
2024	115	115
2025	118	118
2026	50	50
Total future lease payments	422	503
Less: discount	(79)	(111)
Total lease liabilities	$ (343)
Total lease liabilities		$ 392